Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
8.	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of December 31, 2021 and September 30, 2022:

	September 30,	December 31,
	2022	2021
Accrued wages and bonus	$52,998	$408,418
Research and development	122,233	35,708
Accrued legal fees	1,505,253	29,512
Other accrued liabilities	154,573	110,247
Total accrued expenses and other current liabilities	$1,835,057	$583,885

7.Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of:

	December 31,
	2021	2020
Accrued wages and bonus	$408,418	$—
Research and development	35,708	271,800
Professional and consulting fees	13,120	33,345
Legal fees	29,512	10,000
Customer advance deposits	—	6,000
Other accrued liabilities	97,127	12,091
Total accrued expenses and other current liabilities	$583,885	$333,236